Supplementary Financial Statement Information (Accounts Payable and Accruals - Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Government departments and agencies	$ 160	$ 185
Employees and wage-related liabilities	602	2,482
Accrued expenses and other current liabilities	188	605
Accounts payable and accruals, total	$ 950	$ 3,272